Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following tables summarize the changes in Level 3 Royalty Right Assets and the gains and losses included in earnings for the year ended December 31, 2019:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) - Royalty Rights Assets

(in thousands)	Royalty Rights - At Fair Value
Fair value as of December 31, 2018		$376,510

Total net change in fair value for the period
Change in fair value of royalty rights - at fair value	$(31,042)
Proceeds from royalty rights - at fair value	$(79,272)
Total net change in fair value for the period		(110,314)

Fair value as of December 31, 2019		$266,196

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) - Royalty Rights Assets
	Fair Value as of	Royalty Rights -	Fair Value as of
(in thousands)	December 31, 2018	Change in Fair Value	December 31, 2019
Assertio	$264,371	$(45,699)	$218,672
VB	14,108	(518)	13,590
U-M	25,595	(5,197)	20,398
AcelRx	70,380	(57,428)	12,952
KYBELLA	2,056	(1,472)	584
	$376,510	$(110,314)	$266,196

The following table summarizes the changes in Level 3 liabilities and the gains and losses included in earnings for the year ended December 31, 2019:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) - Liabilities
(in thousands)	Contingent Consideration
Fair value as of December 31, 2018	$(1,071)

Settlement of financial instrument [1]	1,071

Fair value as of December 31, 2019	$—

Schedule of fair value of financial instruments measured on recurring basis

	December 31, 2019				December 31, 2018
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$131,264	$—	$—	$131,264	$226,719	$—	$—	$226,719
Corporate securities [1]	82,267	—	—	82,267	—	—	—	—
Warrants [2]	—	14,152	—	14,152	—	62	—	62
Royalty rights - at fair value	—	—	266,196	266,196	—	—	376,510	376,510
Total	$213,531	$14,152	$266,196	$493,879	$226,719	$62	$376,510	$603,291

Financial liabilities:
Contingent consideration, current [3]	$—	$—	$—	$—	$—	$—	$1,071	$1,071
Total	$—	$—	$—	$—	$—	$—	$1,071	$1,071

Schedule of fair value of assets and liabilities not subject to fair value recognition by level within the valuation hierarchy

	December 31, 2019			December 31, 2018
(in thousands)	Carrying Value	Fair Value Level 2	Fair Value Level 3	Carrying Value	Fair Value Level 2	Fair Value Level 3
Assets:
Wellstat Diagnostics note receivable	$50,191	$—	$55,389	$50,191	$—	$57,322
Hyperion note receivable	1,200	—	1,200	1,200	—	1,200
CareView note receivable	690	—	690	11,458	—	11,458
Total	$52,081	$—	$57,279	$62,849	$—	$69,980
Liabilities:
December 2021 Notes	$16,950	$20,978	$—	$124,644	$151,356	$—
December 2024 Notes	10,300	12,953	—	—	—	—
Total	$27,250	$33,931	$—	$124,644	$151,356	$—